14A NON-CONTROLLING INTEREST (Details) - USD ($)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2016
Noncontrolling Interest [Line Items]
Additional paid-in capital	$ 2,228,990,600			$ 2,228,990,600		$ 1,192,692	$ 15,358,839
Consideration of acquisition						$ 1,000,004	$ 2,607,253
Net income attributable to non-controlling interest	$ 1,538,800		$ 0	$ 1,187,200	$ 0
Ameri Georgia [Member]
Noncontrolling Interest [Line Items]
Percentage of non-controlling interest acquired		28.00%
Additional paid-in capital		$ 338,300
Consideration of acquisition		$ 820,000
Ameritas Technologies India Private Limited [Member]
Noncontrolling Interest [Line Items]
Ownership percentage by parent		76.00%
Bellsoft India Solutions Private Limited [Member]
Noncontrolling Interest [Line Items]
Ownership percentage by parent		72.00%